Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Total	Public Warrants	Private Placement Warrants	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Accumulated Deficit
Balance at Oct. 14, 2020				$ 0
Balance, shares at Oct. 14, 2020				0
Issuance of common stock to Sponsor	$ 25,000			$ 690	$ 24,310
Issuance of common stock to Sponsor, shares				6,900,000
Net income (loss)	(526)							$ (526)
Balance at Dec. 31, 2020	24,474			$ 690	24,310			(526)
Balance, shares at Dec. 31, 2020				6,900,000
Proceeds allocated to Private Placement Warrants	7,270,000				7,270,000
Subsequent remeasurement under ASC 480-10-S99	(15,816,086)				(7,294,310)			(8,521,776)
Net income (loss)	(49,954)							(49,954)
Balance at Mar. 31, 2021	(8,571,566)			$ 690	0			(8,572,256)
Balance, shares at Mar. 31, 2021				6,900,000
Balance at Dec. 31, 2020	24,474			$ 690	24,310			(526)
Balance, shares at Dec. 31, 2020				6,900,000
Net income (loss)	(592,475)
Balance at Sep. 30, 2021	(9,129,037)			$ 690	0			(9,129,727)
Balance, shares at Sep. 30, 2021				6,900,000
Balance at Dec. 31, 2020	24,474			$ 690	24,310			(526)
Balance, shares at Dec. 31, 2020				6,900,000
Proceeds allocated to Public Warrants		$ 16,771,351				$ 16,771,351
Proceeds allocated to Private Placement Warrants			$ 7,270,000				$ 7,270,000
Offering costs allocated warrants	(981,103)				(981,103)
Modification to Private Placement Warrants to qualify as liability	(6,000,476)				(6,000,476)
Accretion of common stock to redemption value	(31,621,284)				(17,084,082)			(14,537,202)
Net income (loss)	(2,632,760)							(2,632,760)
Balance at Dec. 31, 2021	(17,169,798)			$ 690	0			(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Balance at Mar. 31, 2021	(8,571,566)			$ 690	0			(8,572,256)
Balance, shares at Mar. 31, 2021				6,900,000
Net income (loss)	(119,589)							(119,589)
Balance at Jun. 30, 2021	(8,691,155)			$ 690	0			(8,691,845)
Balance, shares at Jun. 30, 2021				6,900,000
Offering costs charged to additional paid-in capital	(14,950)				(14,950)
Reduce negative additional paid-in capital to zero					14,950			(14,950)
Net income (loss)	(422,932)							(422,932)
Balance at Sep. 30, 2021	(9,129,037)			$ 690	0			(9,129,727)
Balance, shares at Sep. 30, 2021				6,900,000
Balance at Dec. 31, 2021	(17,169,798)			$ 690	0			(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Net income (loss)	1,217,736							1,217,736
Balance at Mar. 31, 2022	(15,952,062)			$ 690	0			(15,952,752)
Balance, shares at Mar. 31, 2022				6,900,000
Balance at Dec. 31, 2021	(17,169,798)			$ 690	0			(17,170,488)
Balance, shares at Dec. 31, 2021				6,900,000
Remeasurement of carrying value to redemption value	(1,191,397)
Net income (loss)	4,625,385
Balance at Sep. 30, 2022	(13,735,810)			$ 690	0			(13,736,500)
Balance, shares at Sep. 30, 2022				6,900,000
Balance at Mar. 31, 2022	(15,952,062)			$ 690	0			(15,952,752)
Balance, shares at Mar. 31, 2022				6,900,000
Remeasurement of carrying value to redemption value	(239,154)							(239,154)
Net income (loss)	2,731,511			$ 0	0			2,731,511
Balance at Jun. 30, 2022	(13,459,705)			$ 690	0			(13,460,395)
Balance, shares at Jun. 30, 2022				6,900,000
Remeasurement of carrying value to redemption value	(952,243)							(952,243)
Net income (loss)	676,138			$ 0	0			676,138
Balance at Sep. 30, 2022	$ (13,735,810)			$ 690	$ 0			$ (13,736,500)
Balance, shares at Sep. 30, 2022				6,900,000